Legal proceedings - Additional information (Details) € in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€) classAction	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed		€ 500
Spain
Disclosure of Legal Proceedings [line items]
Class actions filed | classAction		3
Class actions where agreement was reached | classAction		1
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision			€ 180
Increase in legal proceedings provision	€ 75